Income Taxes (Income before Income Taxes and Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Taxes [Line Items]
Income before Income Taxes	¥ 171,569	¥ 223,327	¥ 254,352
Income before Income Taxes	115,992	189,234	141,378
Income before Income Taxes	287,561	412,561	395,730
Current provision for income taxes	65,229	90,947	103,819
Deferred provision for income taxes	25,518	14,890	(35,128)
Provision for income taxes	90,747	105,837	68,691
Japan
Income Taxes [Line Items]
Current provision for income taxes	45,262	55,577	83,995
Deferred provision for income taxes	10,642	9,643	(51,795)
Overseas
Income Taxes [Line Items]
Current provision for income taxes	19,967	35,370	19,824
Deferred provision for income taxes	¥ 14,876	¥ 5,247	¥ 16,667